Income Tax (Schedule of Reconciliation Between Theoretical Tax on Pre-tax Profit (loss) and Tax Expense (income) ) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Profit (loss) before taxes on income	₪ (70)	₪ 153	₪ 160
Primary tax rate of the Group	23.00%	24.00%	25.00%
Tax calculated according to the Group's primary tax rate	₪ (16)	₪ 37	₪ 40
Additional tax (tax saving) in respect of:
Non-deductible expenses	6	5	4
Taxes in respect of previous years	1	(1)	(27)
Effect of change in tax rate			(19)
Other differences	3	(1)	12
Income tax expense (income)	₪ (6)	₪ 40	₪ 10